Brown Advisory Total Return Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 30.6%
4,378,426	Bayview MSR Opportunity Master Fund Trust INV5, Series 2021-5 A2#^	2.50%	11/25/2051	3,564,281
4,568,356	Bayview MSR Opportunity Master Fund Trust INV6, Series 2021-6 A1#^	3.00%	10/25/2051	3,879,230
4,000,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	3,830,560
638,186	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	616,467
1,830,698	FHLMC PC, Pool# QD-7054	3.00%	02/01/2052	1,646,657
1,893,139	FHLMC PC, Pool# RA-6699	3.50%	02/01/2052	1,762,459
1,958,072	FHLMC PC, Pool# QD-5888	3.50%	02/01/2052	1,822,924
1,869,768	FHLMC PC, Pool# QD-7450	3.00%	03/01/2052	1,684,809
167,934	FHLMC PC, Pool# QE-0380	2.50%	04/01/2052	145,815
314,823	FHLMC REMIC, Series 4094 NI~	2.50%	03/15/2027	5,295
1,608,247	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	120,870
1,224,123	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	106,395
104,720	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	103,293
8,774,807	FHMS, Series K-C02 X1#~	0.38%	03/25/2024	26,751
4,169,545	FHMS, Series K-038 X1#~	1.08%	03/25/2024	29,537
60,503,752	FHMS, Series K-047 X1#~	0.10%	05/25/2025	151,538
7,137,372	FHMS, Series Q-013 XPT1#~	1.66%	05/25/2025	159,058
641,922	FHMS, Series K-058 X1#~	0.91%	08/25/2026	16,364
5,519,988	FHMS, Series Q-013 XPT2#~	1.81%	05/25/2027	152,952
1,262,749	FHMS, Series K-W03 X1#~	0.83%	06/25/2027	30,050
4,942,890	FHMS, Series K-087 X1#~	0.36%	12/25/2028	90,123
3,975,637	FHMS, Series K-092 X1#~	0.71%	04/25/2029	142,242
3,522,992	FHMS, Series K-094 X1#~	0.88%	06/25/2029	157,191
4,485,584	FHMS, Series K-103 X1#~	0.64%	11/25/2029	156,274
86,818	FHMS, Series Q-010 APT1#	4.34%	04/25/2046	86,432
452,661	FNMA, Pool# MA2897	3.00%	02/01/2037	424,734
248,271	FNMA, Pool# 467095	5.90%	01/01/2041	266,125
163,554	FNMA, Pool# 469130	4.87%	10/01/2041	160,024
98,165	FNMA, Pool# BH7686	4.50%	12/01/2047	97,501
71,730	FNMA, Pool# BK5105	5.50%	05/01/2048	73,228
107,210	FNMA, Pool# BK8032	5.50%	06/01/2048	109,876
73,264	FNMA, Pool# BN4936	5.50%	12/01/2048	74,224
73,346	FNMA, Pool# BN4921	5.50%	01/01/2049	74,272
2,869,702	FNMA, Pool# FM8754	3.00%	09/01/2051	2,599,201
640,332	FNMA, Pool# FS1480	2.50%	11/01/2051	555,650
1,111,838	FNMA, Pool# FS0731	2.00%	02/01/2052	928,181
1,839,707	FNMA, Pool# CB2909	3.50%	02/01/2052	1,712,292
1,845,027	FNMA, Pool# BV4532	3.50%	03/01/2052	1,717,195
19,258,979	FNMA REMIC Trust, Series 2019-M23 X3#~	0.32%	10/27/2031	338,186
5,321,562	FNMA REMIC Trust, Series 2021-95 WI#~	0.00%	05/25/2035	144,212
200,755	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	204,637
3,103,501	FNMA REMIC Trust, Series 2021-47 IO~	2.50%	07/25/2051	425,814
25,660,000	FNMA, 2.00%, Due TBA April	2.00%	04/15/2053	21,215,904
15,145,000	FNMA, 2.50%, Due TBA April	2.50%	04/15/2053	13,054,872
900,000	FNMA, 3.00%, Due TBA April	3.00%	04/15/2053	807,604
6,350,000	FNMA, 3.50%, Due TBA April	3.50%	04/15/2053	5,900,787
24,700,000	FNMA, 4.00%, Due TBA April	4.00%	04/15/2053	23,625,258
7,200,000	FNMA, 4.50%, Due TBA April	4.50%	04/15/2053	7,055,092
2,500,000	GNMA, 2.50%, Due TBA April	2.50%	04/15/2053	2,200,293
4,006,304	GNMA, Pool# CM0214H (1 Year CMT Rate + 2.09%)	6.21%	02/20/2072	4,241,322
3,669,262	GNMA, Pool# CM0231H (1 Year CMT Rate + 2.12%)	6.24%	02/20/2072	3,889,519
248,652	GNMA, Pool# 723334X	5.00%	09/15/2039	256,635
2,014,508	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	1.44%	11/20/2047	245,027
918,714	GNMA REMIC Trust, Series 2022-009 CD	2.00%	01/20/2052	760,189
374,601	GNMA REMIC Trust, Series 2014-45 B1#~	0.55%	07/16/2054	4,150
232,731	GNMA REMIC Trust, Series 2014-135 I0#~	0.43%	01/16/2056	4,486
236,007	GNMA REMIC Trust, Series 2015-172 I0#~	0.61%	03/16/2057	5,107
445,113	GNMA REMIC Trust, Series 2016-40 I0#~	0.62%	07/16/2057	10,383
299,251	GNMA REMIC Trust, Series 2016-56 I0#~	1.00%	11/16/2057	12,412
453,027	GNMA REMIC Trust, Series 2016-98 I0#~	0.86%	05/16/2058	18,125
4,534,689	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	3,520,127
1,863,751	GS Mortgage-Backed Securities Trust, Series 2022-LTV1 A8# ^	3.00%	06/25/2052	1,654,331
1,912,476	JP Morgan Mortgage Trust, Series 2022-LTV2 A3# ^	3.50%	09/25/2052	1,694,529
2,045,293	RCKT Mortgage Trust, Series 2022-1 A5#^	2.50%	01/25/2052	1,774,091
Total Mortgage Backed Securities (Cost $125,432,950)				122,343,162

Corporate Bonds & Notes - 18.3%
4,695,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/2028	4,102,260
3,990,000	Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030	3,884,707
4,630,000	Aptiv PLC	3.25%	03/01/2032	4,036,715
3,990,000	AT&T, Inc.	4.35%	03/01/2029	3,908,332
3,905,000	CaixaBank S.A. (Fixed until 01/18/2028, then SOFR + 2.70%)^	6.21%	01/18/2029	3,932,468
4,475,000	Crown Castle, Inc.	3.30%	07/01/2030	4,037,959
4,335,000	Equinix, Inc.	3.20%	11/18/2029	3,872,637
2,535,000	Ford Motor Co.	3.25%	02/12/2032	1,995,974
4,325,000	Fortis, Inc.	3.06%	10/04/2026	4,062,455
3,984,000	Marvell Technology, Inc.	4.88%	06/22/2028	3,916,660
3,985,000	NatWest Group PLC (Fixed until 03/22/2024, then 3 Month LIBOR USD + 1.76%)	4.27%	03/22/2025	3,912,321
4,177,000	NXP BV	3.88%	06/18/2026	4,036,220
1,250,000	Oracle Corp.	6.15%	11/09/2029	1,332,001
2,658,000	Oracle Corp.	4.65%	05/06/2030	2,588,977
4,990,000	PerkinElmer, Inc.	2.25%	09/15/2031	3,998,967
4,890,000	Physicians Realty L.P.	2.63%	11/01/2031	3,857,498
4,445,000	Societe Generale S.A. (Fixed until 01/19/2027, then 1 Year CMT Rate + 1.30%)^	2.80%	01/19/2028	3,929,078
3,760,000	Sprint LLC	7.63%	02/15/2025	3,902,376
3,825,000	Trimble, Inc.	6.10%	03/15/2033	3,865,711
4,955,000	VMware, Inc.	2.20%	08/15/2031	3,925,889
Total Corporate Bonds & Notes (Cost $78,220,423)				73,099,205

Asset Backed Securities - 4.3%
540,000	American Homes 4 Rent, Series 2014-SFR2 D^	5.15%	10/17/2036	534,241
520,000	American Homes 4 Rent, Series 2015-SFR1 D^	4.41%	04/18/2052	510,581
1,000,000	AmeriCredit Automobile Receivables Trust, Series 2020-2 C	1.48%	02/18/2026	959,603
2,255,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	2,083,127
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	484,759
147,569	Dext ABS LLC, Series 2020-1 A^	1.46%	02/16/2027	146,165
952,038	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	915,902
540,000	Dext ABS LLC, Series 2021-1 B^	1.76%	02/15/2028	491,414
768,279	Drive Auto Receivables Trust, Series 2019-3 D	3.18%	10/15/2026	763,337
1,238,608	Drive Auto Receivables Trust, Series 2020-1 D	2.70%	05/15/2027	1,217,148
564,620	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	542,435
1,000,000	GM Financial Automobile Leasing Trust, Series 2021-2 C	1.01%	05/20/2025	967,846
772,494	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	770,984
1,380,000	HPEFS Equipment Trust, Series 2021-1 TR^	1.03%	03/20/2031	1,320,679
1,364,270	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	1,294,749
802,880	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	790,966
326,214	Newtek Small Business Loan Trust, Series 2018-1 A (PRIME + -0.55%)^	7.45%	02/25/2044	321,965
640,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	606,102
218,954	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	217,919
2,180,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	2,099,673
Total Asset Backed Securities (Cost $17,765,981)				17,039,595

Municipal Bonds - 0.3%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	254,147
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,135,498
Total Municipal Bonds (Cost $1,521,928)				1,389,645

U.S. Treasury Notes - 38.9%
21,490,000	United States Treasury Note	2.75%	04/30/2023	21,457,060
31,580,000	United States Treasury Note	1.25%	07/31/2023	31,215,362
2,809,000	United States Treasury Note	2.50%	04/30/2024	2,747,258
4,040,000	United States Treasury Note	1.75%	07/31/2024	3,903,019
8,040,000	United States Treasury Note	2.63%	04/15/2025	7,815,445
8,389,500	United States Treasury Note	2.75%	05/15/2025	8,171,734
5,815,000	United States Treasury Note	4.25%	10/15/2025	5,861,111
14,570,000	United States Treasury Note	4.00%	12/15/2025	14,628,906
3,850,000	United States Treasury Note	4.00%	02/15/2026	3,866,393
18,275,000	United States Treasury Note	2.75%	04/30/2027	17,617,885
2,365,000	United States Treasury Note	3.25%	06/30/2027	2,324,813
1,515,000	United States Treasury Note	3.88%	12/31/2027	1,531,245
12,185,000	United States Treasury Note	2.88%	05/15/2028	11,757,335
3,800,000	United States Treasury Note	2.88%	04/30/2029	3,649,410
7,115,000	United States Treasury Note	0.88%	11/15/2030	5,892,248
14,990,000	United States Treasury Note	1.88%	02/15/2032	13,160,166
Total U.S. Treasury Notes (Cost $156,884,390)				155,599,390

Shares/Par Value
Short-Term Investments - 24.3%
Money Market Funds - 19.1%
76,658,346	First American Government Obligations Fund - Class Z, 4.61%#			76,658,346
U.S. Treasury Bill - 5.2%
1,800,000	United States Treasury Bill, 04/13/2023, 4.54%†			1,797,693
19,165,000	United States Treasury Bill, 04/20/2023, 4.57%+			19,122,985
				20,920,678
Total Short-Term Investments (Cost $97,574,869)				97,579,024
Total Investments - 116.7% (Cost $477,400,541)				467,050,021
Liabilities in Excess of Other Assets - (16.7)%				(66,723,480)
NET ASSETS - 100.0%				$400,326,541

# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest only security
* Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.
+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $76,658,346 were categorized as Level 1, while the Fund's investments in corporate bonds & notes,  mortgage backed securities, asset backed securities, U.S. Treasury Notes and Bills, and municipal bonds, with a total market value of $390,391,675 were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Total Return Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Canadian 10-Year Bond Futures*	53	06/21/2023	$4,776,975	$4,947,451	$170,476
U.S. Treasury 5-Year Note Futures	376	06/30/2023	41,364,683	41,174,938	(189,745)
U.S. Treasury Long Bond Futures	61	06/21/2023	7,684,724	8,000,531	315,807
U.S. Treasury 10-Year Ultra Futures	91	06/21/2023	10,579,164	11,023,796	444,632
U.S. Treasury 10-Year Ultra Bond Futures	302	06/21/2023	41,006,090	42,619,750	1,613,660
Australian 10-Year Bond Futures^	59	06/15/2023	4,705,513	4,846,456	140,943
			$110,117,149	$112,612,922	$2,495,773

Futures Contracts - Short
The Brown Advisory Total Return Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	(96)	06/30/2023	$(19,764,134)	$(19,819,500)	$(55,366)
U.S. Treasury 10-Year Note Futures	(82)	06/21/2023	(9,132,331)	(9,423,594)	(291,263)
			$(28,896,465)	$(29,243,094)	$(346,629)

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

*These futures contracts are denominated in Canadian Dollars. Notional Amount, Notional Value, and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of the date of this report.

^These futures contracts are denominated in Australian Dollars. Notional Amount, Notional Value, and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of the date of this report.